AFL - CIO HOUSING INVESTMENT TRUST March 12, 2019 Los Angeles Painting & Finishing Contractors Association AFL - CIO Housing Investment Trust 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 www.aflcio - hit.com

AFL - CIO Housing Investment Trust 1 Kenmore Plaza Apartments Chicago, IL Portner Flats Washington, DC 333 Harrison San Francisco, CA Electchester Housing Queens, NY The HIT offers investors: ▪ Competitive Returns ▪ Low Credit Risk Liquid Investment ▪ Diversification ▪ Impact Investing ▪ Union Construction Jobs ▪ Affordable Housing

364Taft - Hartley pension plans/labor organizations ▪ $4.39 billion in net assets ▪ 75% total net assets ▪ 278 building trades funds and 86 industrial and service funds; ▪ 42 of these are Health & Welfare plans 12 public employee plans ▪ $1.50 billion in net assets ▪ 25% total net assets AFL - CIO Housing Investment Trust 2 As of December 31, 2018

▪ A nearly $5.9 billion investment grade fixed - income portfolio • Open - end institutional commingled mutual fund registered under Investment Company Act of 1940 and regulated by federal securities laws administered by the U.S. Securities and Exchange Commission • Monthly unit valuation and income distribution – independent third - party pricing provides integrity ▪ Record of consistent and competitive returns • Gross returns exceeded benchmark for 25 of past 26 calendar years; net returns for 16 of those years. ▪ Investment strategy • With its focus on high credit quality multifamily mortgage securities, the portfolio is designed to seek: • a higher income, • a superior credit profile, and • a similar interest rate risk compared to the benchmark. AFL - CIO Housing Investment Trust 3 As of December 31, 2018, unless otherwise denoted HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended February 28 , 2019 was 2 . 62% , 1 . 26% , 2 . 22% , and 3 . 43% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus .

▪ Invested $11.4 billion nationally (in current dollars) since inception in 1984 ▪ Financed 514 projects in 29 states and D.C. ; $19.4 billion of total development ▪ Created $29.4 billion in total economic activity • $11.6 billion in total salaries and benefits, with $5.8 billion for construction workers • $1.2 billion in local tax revenues and $2.4 billion in federal revenues ▪ Utilized 100% union labor ▪ Generated 169.2 million hours of union construction work ▪ Created 180,870 total jobs across all industries in the U.S. ▪ Financed the preservation of 110,460 housing units ; 66% affordable/workforce housing AFL - CIO Housing Investment Trust 4 Features of the HIT: 30 + Years of Impact Investing* *Source: Pinnacle Economics, Inc., and HIT. Figures provided by Pinnacle are estimates calculated using an IMPLAN input - output m odel based on HIT project data. Projects include those with financing by HIT’s subsidiary, Building America. Data current as of December 3 1, 2018 and in 2017 dollars. As of December 31, 2018

Cycle of Sustainable Investment


Union pension funds invest in HIT
HIT finances development projects through guaranteed securities
The HIT Investment Cycle
Construction securities help provide competitive returns
Construction projects generate good union jobs
Union workers contribute to pension funds
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The cycle of sustainable investment begins when union pension plans invest capital in the HIT. This capital allows the HIT to finance multifamily development projects through government/agency credit multifamily new construction and substantial rehabilitation securities, which provide pension plan investors with competitive returns. The projects create good union construction jobs. As workers at the projects earn income, the pension plan contributions increase. The pension plans have more capital to invest in the HIT and the cycle continues.

AFL-CIO Housing Investment Trust
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AFL - CIO Housing Investment Trust 6 OBJECTIVE: Generate competitive risk - adjusted fixed - income total returns while encouraging the construction of housing, including affordable and workforce housing, and facilitating employment for the union members in the construction trades and related industries. STRATEGY : ▪ Construct and manage a portfolio with superior credit quality, higher yield, and similar interest rate risk relative to the Bloomberg Barclays U . S . Aggregate Bond Index (Barclays Aggregate) . ▪ Overweight government/agency multifamily mortgage - backed securities (MBS), which tend to provide an income advantage compared to other securities with comparable credit and interest rate risk . – Has expertise in government/agency multifamily MBS. – Directly sources construction - related multifamily MBS. – Focuses on construction - related multifamily MBS can provide a yield advantage. – Substitutes prepayment - protected multifamily MBS for corporates and some Treasuries in the benchmark, which can help make the HIT a better source of diversification than other core fixed - income strategies.

AFL - CIO Housing Investment Trust 7 HIT's net performance for the 1 - , 3 - , 5 - , and 10 - year periods ended February 28 , 2019 was 2 . 62% , 1 . 26% , 2 . 22% , and 3 . 43% , respectively . The performance data quoted represents past performance and is no guarantee of future results . Periods over one year are annualized . Investment results and principal value will fluctuate so that units in the HIT, when redeemed, may be worth more or less than the original cost . The HIT’s current performance may be lower or higher than the performance data quoted . Performance data current to the most recent month - end is available from the HIT’s website at www . aflcio - hit . com . Gross performance figures do not reflect the deduction of HIT expenses . Net performance figures reflect the deduction of HIT expenses and are the performance figures investors experience in the HIT . Information about HIT expenses can be found on page 1 of the HIT’s current prospectus . HIT’s gross returns exceeded the Barclays Aggregate for the fourth quarter, 1 - , 3 - , 5 - and 10 - year periods ending December 31 , 2018 . Barclays Aggregate AAA Component has comparable credit risk and duration to the HIT . HIT’s gross and net returns exceeded the AAA Component for the 3 - , 5 - and 10 - year periods ending December 31 , 2018 , showing the value of HIT’s overweight to multifamily MBS . 2.07% 0.58% 2.16% 2.91% 3.86% 1.95% 0.16% 1.75% 2.48% 3.42% 1.64% 0.01% 2.06% 2.52% 3.48% 2.32% 0.93% 1.57% 2.22% 2.74% -2.5% -1.5% -0.5% 0.5% 1.5% 2.5% 3.5% 4.5% 4th Quarter 1-year 3-year 5-year 10-year HIT Gross HIT Net Barclays Aggregate AAA Component Barclays Aggregate Annualized Total Returns vs. Benchmark and AAA Barclays Aggregate Component As of February 28, 2019 As of December 31, 2018 unless otherwise denoted

AFL - CIO Housing Investment Trust 8 Investors should consider the HIT’s investment objectives, risks and expenses carefully before investing. A prospectus containing more complete information may be obtained from the HIT by calling the Marketing and Investor Relations Department collect at 202 - 331 - 8055 or by viewing the HIT’s website at www.aflcio - hit.com. The prospectus should be read carefully before investing. This document contains forecasts, estimates, opinions, and/or other information that is subjective. Statements concerning economic, financial, or market trends are based on current conditions, which will fluctuate. There is no guarantee that such statements will be applicable under all market conditions, especially during periods of downturn. It should not be considered as investment advice or as a recommendation of any kind. www.aflcio - hit.com Washington, DC, Headquarters 2401 Pennsylvania Avenue, NW, Suite 200 Washington, DC 20037 (202) 331 - 8055 Ted Chandler Managing Director/Regional Operations 155 North Lake Avenue – Suite 800 Pasadena, CA 91101 As of December 31, 2018 unless otherwise denoted